Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 3.67	£ 1.78	£ 1.91
Dividends	£ 1,139	£ 553	£ 593
First Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 0.81	£ 1.04	£ 1.02
Dividends	£ 250	£ 323	£ 317
Second Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 2.15	£ 0.74	£ 0.89
Dividends	£ 668	£ 230	£ 276
Third Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 0.71
Dividends	£ 221